Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt

	June 30,	December 31,
(in thousands)	2018	2017	2016
	(Unaudited)
2014 Pacific Western Bank, Term and Revolving Loans	$17,200	$17,200	$7,400
2015 Multiplier, Term Loan	—	—	12,512
2014 Finland equipment loans, Danske Bank, 3 - 5 year terms, EURIBOR plus 1.7%	60	80	104
Capital leases, various	149	191	236
Total debt	17,409	17,471	20,252
Less: debt issuance costs	(15)	—	(571)
Less: current portion of long-term debt	(4,597)	(2,363)	(1,287)
Noncurrent portion of long-term debt	$12,797	$15,108	$18,380

Schedule of Minimum Future Principal Payments of Long-term Debt

(in thousands)
2018	$2,363
2019	15,061
2020	47
$17,471